SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Investment impairment